Commitments and Contingencies - Additional Information - Presentation of Financial Statements (Details) $ in Thousands	1 Months Ended	6 Months Ended		36 Months Ended
	Jul. 31, 2017 newbuilding	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Net operating cash flow		$ 77,055	$ 190,564
Working capital deficit		318,000
Current portion of long-term debt		$ 473,691			$ 589,767
Number of newbuildings | newbuilding	4
Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Payments for Construction in Process				$ 577,000